Investment Objectives and Goals	Aug. 22, 2025
The Bond Fund of America | The Bond Fund of America
Prospectus [Line Items]
Risk/Return [Heading]	The Bond Fund of America
U.S. Government Securities Fund | U.S. Government Securities Fund
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Government Securities Fund
American Funds Managed Risk Growth Portfolio | Portfolio Series - American Funds Managed Risk Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	American Funds Managed Risk Growth Portfolio